CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Treasury Stock, Shares	5,755,007	5,755,247	6,060,157
Common Class A
Common Stock, par value per share	$ 1	$ 1	$ 1
Common Stock, Shares authorized	600,000,000	600,000,000	600,000,000
Ordinary Shares, Shares issued	71,775,686	71,775,686	71,775,686
Ordinary Shares, Shares outstanding	66,020,679	66,020,439	65,715,529
Common Class B
Common Stock, par value per share	$ 1	$ 1	$ 1
Common Stock, Shares authorized	600,000,000	600,000,000	600,000,000
Ordinary Shares, Shares issued	24,336,650	24,336,650	24,336,650
Ordinary Shares, Shares outstanding	24,336,650		24,336,650	24,336,650
Conversion of Stock, Shares issued	1	1	1